Average Annual Total Returns - Short-Term Bond Portfolio	Short-Term Bond Portfolio 1 Yr	Short-Term Bond Portfolio 5 Yr	Short-Term Bond Portfolio 10 Yr	Bloomberg Barclays® 1-3 Year U.S. Government/Credit Bond Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® 1-3 Year U.S. Government/Credit Bond Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® 1-3 Year U.S. Government/Credit Bond Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Short Investment Grade Debt Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Short Investment Grade Debt Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Short Investment Grade Debt Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	4.29%	2.60%	1.72%	3.33%	2.21%	1.60%	3.17%	2.20%	1.66%